WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 97.7%
	AUSTRALIA — 1.1%
34,947	CSL Ltd.	$6,473,801
	BRAZIL — 0.5%
376,353	NU Holdings Ltd./Cayman Islands - Class A*	2,792,539
	CANADA — 5.0%
27,303	Lululemon Athletica, Inc.*	9,112,649
20,082	Shopify, Inc.*	19,363,868
		28,476,517
	CHINA — 1.8%
1,042,107	Wuxi Biologics Cayman, Inc.*	10,444,727
	FRANCE — 6.4%
29,418	LVMH Moet Hennessy Louis Vuitton S.E.	24,163,696
56,625	Pernod Ricard S.A.	12,112,260
		36,275,956
	HONG KONG — 1.8%
1,010,631	AIA Group Ltd.	10,550,725
	ITALY — 2.0%
49,743	Ferrari N.V.	11,464,596
	JAPAN — 2.1%
23,406	Keyence Corp.	12,005,468
	NETHERLANDS — 2.1%
5,764	Adyen N.V.*	11,729,351
	NORWAY — 1.6%
3,358,736	AutoStore Holdings Ltd.*	9,422,134
	SWEDEN — 4.1%
218,492	Atlas Copco A.B. - A Shares	12,931,613
81,913	Evolution A.B.	10,191,331
		23,122,944
	SWITZERLAND — 4.3%
122,801	Alcon, Inc.	9,468,504
10,039	Mettler-Toledo International, Inc.*	14,784,235
		24,252,739

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TAIWAN — 3.6%
166,589	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	$20,428,809
	UNITED STATES — 61.3%
265,053	Amphenol Corp. - Class A	21,095,568
153,612	Church & Dwight Co., Inc.	15,768,272
28,414	Costco Wholesale Corp.	14,352,764
104,596	Entegris, Inc.	12,534,785
22,685	Fair Isaac Corp.*	11,228,848
107,737	First Republic Bank	18,702,066
115,864	Floor & Decor Holdings, Inc. - Class A*	12,596,734
205,164	Graco, Inc.	14,886,700
90,769	HEICO Corp. - Class A	9,957,359
29,090	Lam Research Corp.	17,160,773
27,159	MSCI, Inc.	14,560,483
117,502	NIKE, Inc. - Class B	17,398,521
71,152	Old Dominion Freight Line, Inc.	21,482,923
16,200	Procore Technologies, Inc.*	1,013,472
48,197	Repligen Corp.*	9,559,393
31,625	ServiceNow, Inc.*	18,525,293
85,375	Sherwin-Williams Co.	24,460,791
114,993	Stryker Corp.	28,524,014
41,868	Thermo Fisher Scientific, Inc.	24,337,868
84,148	Visa, Inc. - Class A	19,031,753
56,332	West Pharmaceutical Services, Inc.	22,150,869
		349,329,249
	TOTAL COMMON STOCKS
	(Cost $460,525,411)	556,769,555

Principal Amount
	SHORT-TERM INVESTMENTS — 3.2%
$18,255,040	UMB Bank Demand Deposit, 0.01%[1]	18,255,040
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $18,255,040)	18,255,040
	TOTAL INVESTMENTS — 100.9%
	(Cost $478,780,451)	575,024,595
	Liabilities in Excess of Other Assets — (0.9)%	(5,029,653)
	TOTAL NET ASSETS — 100.0%	$569,994,942

ADR – American Depository Receipt

*	Non-income producing security.

WCM Focused Global Growth Fund
SCHEDULE OF INVESTMENTS - Continued
As of January 31, 2022 (Unaudited)

[1]	The rate is the annualized seven-day yield at period end.